Other Gains (Losses) - Summary of Other gains (losses) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Other Gains Net [Abstract]
Disposals of property, plants and equipment	$ 5,160	$ 25,844		$ (10,323)
Other	185	(13,703)		294
Total	$ 5,345	$ 12,141	[1]	$ (10,029)	[1]

[1]	As Restated